SHARE CAPITAL (Narrative) (Details)								1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2019 USD ($)	Feb. 04, 2019 USD ($) $ / shares shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	May 15, 2018 USD ($) shares	May 11, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Nov. 20, 2018	Aug. 31, 2018 USD ($) shares	May 31, 2019 USD ($) Share shares	May 31, 2018 USD ($) shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 shares	Jun. 30, 2017 USD ($)
Statements [Line Items]
Consolidation of common shares								one new share for ten old shares (1:10)
Number of shares outstanding | shares									29,103,411	33,741,961	28,345,487	29,103,411	14,846,938
Increase (decrease) in number of share outstanding | shares		3,124,059
Equity issuance, Price per Share | $ / shares		$ 1.33
Proceeds from issuance of equity		$ 4,160,000								$ 4,155,000	$ 19,882,000
Finders fee		6.00%
Payments for private placement		$ 72,000
Equity issuance costs		$ 107,000								$ 153,000	$ 2,120,000
Number of warrant exercised | shares										968,770
Units issued - financing (Shares) | shares					11,745,386	1,509,100					13,254,486
Units issued, price per unit					$ 1.50	$ 1.50
Proceeds from units issued					17,600,000	2,300,000
Weighted average exercise price of warrants granted in share-based payment arrangement					1.70	$ 1.70
Unit issuance costs					$ 2,500,000						$ 1,979,000
Shares issued for interest on convertible note (Shares) | shares									757,924	545,721	244,063
Shares issued for interest on convertible note									$ 725,000	$ 687,000	$ 691,000
Number of share options granted in share-based payment arrangement | Share										1,554,000
Stock options compensation expense										$ 519,000
Number of share options expired in share-based payment arrangement | Share										46,300
Number of share options cancelled in share-based payment arrangement | shares										262,250
Deferred share unit liability										$ 17,000
Deferred share unit expense										$ 17,000
Deferred share units issued | shares										150,809
Deferred share units fully vested | shares										11,478
Restricted share units liability										$ 36,000
Aggregate restricted share units expense										36,000
Restricted share units expense										30,000
Restricted share units expense capitalized										$ 6,000
Restricted share units issued | shares										223,443
Convertible Notes [Member]
Statements [Line Items]
Shares issued for interest on convertible note (Shares) | shares			545,721	757,924			244,063
Shares issued for interest on convertible note	$ 687,000		$ 687,160	$ 724,780			$ 691,110
Borrowings			$ 19,990,000	$ 19,990,000			$ 19,990,000							$ 20,000,000
Expensed [Member]
Statements [Line Items]
Stock options compensation expense										$ 452,000
Capitalized to mineral properties [Member]
Statements [Line Items]
Stock options compensation expense										$ 67,000